CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Interest and dividend income:
Loans, including fees	¥ 494,309	¥ 510,782
Investments:
Interest	41,303	54,785
Dividends	38,348	39,287
Trading account assets	71,746	71,701
Call loans and funds sold	2,550	3,460
Receivables under resale agreements and securities borrowing transactions	38,428	22,211
Deposits	35,383	31,382
Total interest and dividend income	722,067	733,608
Interest expense:
Deposits	116,237	96,334
Trading account liabilities	10,245	11,163
Call money and funds purchased	1,534	3,897
Payables under repurchase agreements and securities lending transactions	50,494	25,808
Other short-term borrowings	4,946	2,788
Long-term debt	85,312	87,963
Total interest expense	268,768	227,953
Net interest income	453,299	505,655
Provision (credit) for loan losses (Notes 4 and 5)	569	3,030
Net interest income after provision (credit) for loan losses	452,730	502,625
Noninterest income:
Fee and commission income	362,913	365,411
Foreign exchange gains (losses)-net	57,090	47,938
Trading account gains (losses)-net	206,061	149,142
Investment gains (losses)-net (Note 3)	128,749	149,312
Equity in earnings (losses) of equity method investees-net	16,726	20,151
Gains on disposal of premises and equipment	3,486	8,756
Other noninterest income (Note 14)	71,980	113,386
Total noninterest income	847,005	854,096
Noninterest expenses:
Salaries and employee benefits (Note 13)	326,676	315,826
General and administrative expenses	274,572	268,901
Occupancy expenses	93,958	100,777
Fee and commission expenses	76,822	77,303
Provision (credit) for losses on off-balance-sheet instruments	(7,895)	(9,324)
Other noninterest expenses (Note 14)	78,329	60,708
Total noninterest expenses	842,462	814,191
Income before income tax expense	457,273	542,530
Income tax expense (Note 12)	74,515	167,261
Net income	382,758	375,269
Less: Net income attributable to noncontrolling interests	3,200	9,396
Net income attributable to MHFG shareholders	¥ 379,558	¥ 365,873
Earnings per common share (Note 11):
Basic net income per common share	¥ 15.06	¥ 14.74
Diluted net income per common share	¥ 14.95	¥ 14.41